Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses

As of September 30, 2024 and March 31, 2025, accounts receivable and allowance for credit losses consisted of the following:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Accounts receivable	$7,909,633	$6,796,864
Less: allowance for credit losses	(107,598)	(134,868)
Accounts receivable, net	$7,802,035	$6,661,996

Schedule of Allowance for Credit Losses

The movement is the allowance for credit losses for the six months ended March 31, 2024 and 2025:

	Six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Balance at beginning of period	$2,810	$107,598
Changes in credit losses	78,788	30,926
Foreign currency translation adjustment	(122)	(3,656)
Balance at the end of period	$81,476	$134,868